CONCENTRATION OF RISK (Tables)	12 Months Ended
Dec. 31, 2016
Risks and Uncertainties [Abstract]
Schedule of concentration of credit risk
	For the years ended December 31,
Customer	2015	2016

A	28.4%	*
B	*	20.4%

	As of December 31,
Customer	2015	2016

A	99.9%	0%
B	*	37.3%
C	*	19.0%
D	*	17.2%
E	*	11.9%

*	Less than 10%